                                                  Rule 497(c)
                                                  Registration No. 333-31248
                                                                   811-05846

                         SUPPLEMENT DATED JUNE 26, 2000

                                       TO

                          PROFILE DATED JUNE 26, 2000
                                      AND
                         PROSPECTUS DATED JUNE 26, 2000

                                       OF

                               MFS REGATTA ACCESS
                           VARIABLE AND FIXED ANNUITY

             OFFERED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    The following changes and additions are hereby made to the Profile dated June 26, 2000 (the "Profile") and the Prospectus dated June 26, 2000 (the "Prospectus") of the MFS Regatta Access Variable and Fixed Annuity:

    1. The "EXAMPLES" column of the summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby amended and supplemented as follows:

                                                                              EXAMPLES
                                                                           TOTAL EXPENSES
                                                                               AT END
                                                                      (A)                   (B)
                                                               1 YEAR    10 YEARS    1 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $23        $255       $27        $295
Capital Appreciation Series.................................    $23        $250       $27        $299
Capital Opportunities Series................................    $24        $268       $28        $307
Emerging Growth Series......................................    $23        $258       $27        $298
Emerging Markets Equity Series..............................    $31        $341       $35        $377
Equity Income Series........................................    $25        $276       $29        $315
Global Asset Allocation Series..............................    $24        $213       $28        $312
Global Governments Series...................................    $24        $274       $28        $313
Global Growth Series........................................    $25        $285       $29        $323
Global Total Return Series..................................    $24        $273       $28        $312
Government Securities Series................................    $21        $244       $25        $285
High Yield Series...........................................    $23        $265       $27        $304
International Growth Series.................................    $28        $306       $32        $344
International Growth and Income Series......................    $27        $299       $31        $337
Managed Sectors Series......................................    $23        $263       $27        $302
Massachusetts Investors Growth Stock Series.................    $24        $267       $28        $306
Massachusetts Investors Trust Series........................    $21        $242       $25        $283
Money Market Series.........................................    $21        $240       $25        $281
New Discovery Series........................................    $26        $290       $30        $328
Research Series.............................................    $23        $258       $27        $298
Research Growth and Income Series...........................    $24        $270       $28        $309
Research International Series...............................    $28        $306       $32        $344
Strategic Growth Series.....................................    $25        $284       $29        $322
Strategic Income Series.....................................    $26        $291       $30        $330
Technology Series...........................................    $25        $284       $29        $322
Total Return Series.........................................    $22        $252       $26        $292
Utilities Series............................................    $24        $266       $28        $305

------------------------

    (a) Assuming no optional. death benefit riders have been elected

    (b) Assuming all three optional death benefit riders have been elected

    2. The "Summary of Contract Expenses" table and the related footnotes appearing on page 4 of the Prospectus, is deleted in its entirety and replaced by the following:

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................  $ 0
Transfer Fee (1)............................................  $15
ANNUAL ACCOUNT FEE per Contract or Certificate (2)..........  $50
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)

FOR CONTRACTS WITH AN INITIAL PURCHASE          FOR CONTRACTS WITH AN INITIAL PURCHASE
PAYMENT LESS THAN $1,000,000:                   PAYMENT OF $1,000,000 OR MORE:

Mortality and Expense Risks Charge....  1.25%   Mortality and Expense Risks Charge....  1.00%
Administrative Expenses Charge........  0.15%   Administrative Expenses Charge........  0.15%
                                        -----                                           -----
Total Variable Annuity Annual                   Total Variable Annuity Annual
Expenses..............................  1.40%   Expenses..............................  1.15%

DEATH BENEFIT CHARGE (if one or more of the optional death benefits is elected)

  NUMBER OF     % OF AVERAGE
RIDERS ELECTED  DAILY VALUE
--------------  ------------
      1            0.15%
      2            0.25%
      3            0.40%

------------------------

    (1) Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. In addition, a Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

    (2) The annual Account Fee will never exceed $50.

    3. The "Example" section, which appears on page 6 of the Prospectus, is retitled "Examples" and is supplemented as follows:

    If you do or do not surrender your Contract, or if you annuitize your Contract, at the end of applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return, and all three optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $27        $ 81       $139       $295
Capital Appreciation Series.................................    $27        $ 83       $141       $299
Capital Opportunities Series................................    $28        $ 85       $145       $307
Emerging Growth Series......................................    $27        $ 82       $141       $298
Emerging Markets Equity Series..............................    $35        $107       $182       $377
Equity Income Series........................................    $29        $ 87       $149       $315
Global Asset Allocation Series..............................    $28        $ 87       $147       $312
Global Governments Series...................................    $28        $ 87       $148       $313
Global Growth Series........................................    $29        $ 90       $153       $323
Global Total Return Series..................................    $28        $ 87       $147       $312
Government Securities Series................................    $25        $ 78       $134       $285
High Yield Series...........................................    $27        $ 84       $143       $304
International Growth Series.................................    $32        $ 97       $164       $344
International Growth and Income Series......................    $31        $ 95       $161       $337
Managed Sectors Series......................................    $27        $ 84       $142       $302
Massachusetts Investors Growth Stock Series.................    $28        $ 85       $144       $306
Massachusetts Investors Trust Series........................    $25        $ 78       $133       $283
Money Market Series.........................................    $25        $ 77       $132       $281
New Discovery Series........................................    $30        $ 92       $156       $328
Research Series.............................................    $27        $ 82       $141       $298
Research Growth and Income Series...........................    $28        $ 86       $146       $309
Research International Series...............................    $32        $ 97       $164       $344
Strategic Growth Series.....................................    $29        $ 90       $153       $322
Strategic Income Series.....................................    $30        $ 92       $157       $330
Technology Series...........................................    $29        $ 90       $153       $322
Total Return Series.........................................    $26        $ 81       $138       $292
Utilities Series............................................    $28        $ 84       $144       $305

    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PROCEEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA ACCESS VARIABLE AND FIXED ANNUITY, DATED JUNE 26, 2000, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST, AS SUPPLEMENTED. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                                       3